Document and Entity Information (USD $)	12 Months Ended
	Jul. 01, 2012	Aug. 10, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jul. 01, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--07-01
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 64,198,000
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,303,964